Acquisitions and disposals - Narrative (Details) - EUR (€) € in Millions		12 Months Ended
	May 01, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Net consideration transferred		€ 616	€ 675
Consideration paid (received)		(1,396)	(578)
Gain on disposal		(406)	489
Revenue of group if acquisition completed		60,772	59,709
Operating profit of group if acquisition completed		€ 9,402	9,780
Suave
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	€ (592)
Gain on disposal	€ 497		€ 497